Risk Management and Report - Schedule of Net Loss, Gross Loss and Recoveries Due to Operational Risk Events (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lost Gross [Member]
Risk Management and Report - Schedule of Net Loss, Gross Loss and Recoveries Due to Operational Risk Events (Details) [Line Items]
Internal fraud	$ 61	$ 222
External fraud	26,185	26,969
Work practices and safety in the business position	1,707	3,034
Customers, products and business practices	673	1,169
Damage to physical assets	1,170	1,208
Business interruption and system failures	2,451	951
Execution, delivery and process management	4,175	3,182
Total	36,422	36,735
Recoveries [Member]
Risk Management and Report - Schedule of Net Loss, Gross Loss and Recoveries Due to Operational Risk Events (Details) [Line Items]
Internal fraud		(14)
External fraud	(12,738)	(8,918)
Work practices and safety in the business position	(17)
Customers, products and business practices
Damage to physical assets	(152)	(161)
Business interruption and system failures	(1,549)
Execution, delivery and process management	(24)	(609)
Total	(14,480)	(9,702)
Lost Net [Member]
Risk Management and Report - Schedule of Net Loss, Gross Loss and Recoveries Due to Operational Risk Events (Details) [Line Items]
Internal fraud	61	208
External fraud	13,447	18,051
Work practices and safety in the business position	1,690	3,034
Customers, products and business practices	673	1,169
Damage to physical assets	1,018	1,047
Business interruption and system failures	902	951
Execution, delivery and process management	4,151	2,573
Total	$ 21,942	$ 27,033